Financial Assets Measured At Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial Assets Measured At Fair Value Through Profit Or Loss
12	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Financial assets measured at fair value through profit or loss	23,983	—
On September 27, 2021, the Company entered into an arrangement with Mangrove Insurance Guernsey PCC Limited (“Mangrove”), a protected cell company, where the Company subscribed for
17,742,500
fully-paid redeemable preference shares with discretionary dividends of two
dedicated protected cells of Mangrove at US$
1
each.
Under the arrangement, these cells are created to provide insurance to directors and officers of the Group, and there is no related claim filed during the year or outstanding potential claim as at year end. The Company has, at its discretion, the option to redeem the preference shares at any time for cash amounting to the sum of the net asset value of the cells on the redemption date. The subscribed redeemable preference shares are classified as financial assets measured at fair value through profit or loss, as (i) they give the Company the contractual right to receive cash when either the Company redeems the preference shares, or the cells have to reimburse the Company for claims covered by the insurance policies; and (ii) the contractual terms of the redeemable preference shares do not give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. By virtue that the Company does not have any right to direct the investment strategy of the protected cell company, the management has determined that the Company does not have control over the cells and therefore, the cells are not consolidated as part of the Group.
As at the end of the reporting period, the fair value measurement for the cells are classified within Level 2 of the fair value hierarchy as the net asset value mainly consist of cash at bank. There were no transfers between different levels during the year.